Putnam
OTC &
Emerging
Growth
Fund

ANNUAL REPORT

July 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights


* "The environment for small, emerging-growth companies continues to be strong and their valuations are more attractive now than at any other time during the past decade. We continue to invest according to the fund's stated objectives and the portfolio is positioned to benefit greatly when small-cap stocks come back into favor. At this point, the only missing ingredient is investor sentiment."

                                      -- Michael J. Mufson, manager
                                         Putnam OTC & Emerging Growth Fund

* Putnam OTC & Emerging Growth Fund's class A shares ranked 22 out of 171 small-cap funds (top 13%) tracked by Lipper Analytical Services for the 5-year period ended July 31, 1998. For the 1-year period, the fund's class A shares ranked 101 out of 550 (top 19%) and for the 10-year period, 11 out of 59 (top 19%).*


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

20 Financial statements

 * Past performance is not indicative of future results. Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

During periods when the market sectors in which a fund invests fall temporarily out of favor, it is particularly important for shareholders to focus on the fund's long-term performance rather than on its results over the short term. It is also useful to note the fund's standings within its own peer group. In both respects, we are pleased with Putnam OTC & Emerging Growth Fund's results and call your attention to the performance charts that begin on page 9 and the fund's standings within its Lipper universe, shown on the facing page.

Because of Putnam Management's dedication to adhering firmly to the fund's stated investment style, we believe it is safe to conclude that given the current market environment, your fund is performing as it should. During such times, the fund's management team often seeks out what it sees as opportunities that may take some time to come to fruition. In the following report, the managers discuss fiscal 1998 strategy and look at prospects for fiscal 1999.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 16, 1998



Report from the Fund Managers
Michael J. Mufson
Steven L. Kirson

Patience was a virtue during Putnam OTC & Emerging Growth Fund's 1998 fiscal year as we continued to wait for small, emerging-growth stocks to come back into favor. In the meantime, the fund's returns were strengthened by strategic stock selection and portfolio positioning that minimized exposure to troubled Asian markets. For the 12 months ended July 31, 1998, your fund's class A share total returns were 8.30% at net asset value and 2.06% at public offering price. These are far ahead of the fund's benchmark, the Russell 2000 Growth Index, which returned -1.32% for the same 12-month period. For complete performance information, please refer to the summary that begins on page 9.

Our commentary on fiscal '98 is surprisingly similar to that of a year ago: large-company stocks were the favorites among investors and delivered stronger returns than small stocks, which went on a roller-coaster ride. Emerging-growth companies, in which your fund primarily invests, rebounded in the second half of the period but still experienced volatility.

The companies we target are market leaders in dynamic new industries or market share gainers in established industries that have innovative products or methods of doing business. Often they are smaller, recently organized companies -- those that investors have been ignoring for some time in favor of large, well-established blue-chip companies. Throughout the period, we made the most of this challenging environment by investing in stocks of fundamentally strong companies at enticingly low valuations. We have also selected many stocks that have remained strong in spite of the market's turbulence.

* STRONG U.S. ECONOMY BOOSTS RETAIL, MEDIA, ADVERTISING

Throughout the period, the U.S. economy provided fuel for retail stocks in the form of low unemployment, low inflation, and a high level of consumer confidence. In your fund's portfolio were retailers that benefited from the growing number of consumers who are making purchases for their homes. These stocks were strong performers and included home-product retailers aimed at affluent customers, such as Williams-Sonoma and Bed Bath and Beyond. Another portfolio highlight, Michaels Stores, specializes in craft supplies and home decor items. The company operates more than 500 stores and has improved its distribution network, store layouts, and inventory management systems.

Another consistently strong sector throughout the period was media and, again, the fund profited from companies that offer specialized services. Univision Communications, for example, is the leading Spanish-language television broadcaster in the United States. Its operations include the Univision Network, a Spanish-language broadcast network; the Univision Television Group, with stations in 12 of the top 15 Hispanic markets; and Galavision, the most-watched Spanish-language cable network in the country. Univision continues to attract new advertisers and dominates the ratings in Spanish-language television.

Also boosting returns were the stocks of two billboard companies, Universal Outdoor Holdings, which recently was acquired by Clear Channel Communications, and Lamar Advertising, which operates in 34 states and Canada. Lamar announced record revenues and operating cash flow for its 1998 second quarter. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer software     16.6%

Computer services     10.7%

Telecommunications
services               7.6%

Retail                 7.5%

Telecommunications
equipment              6.3%

Footnote reads:
* Based on net assets as of 7/31/98. Holdings will vary over time.



* FUND PROFITS FROM DEMAND FOR OUTSOURCING

Another trend throughout the period was an increasing demand from corporations for information systems talent. Rather than hiring full-time employees, more firms are looking to companies that can provide customized computer consulting, training, and education services. A number of stocks in the portfolio benefited from this trend, especially as the demand for technical specialists greatly exceeded the supply.

Whittman-Hart, for example, helps companies improve productivity and marketplace performance through the strategic use of information technology. Recently named by Forbes magazine as one of the 200 best small companies in America, it has 16 branch offices throughout the United States and in the United Kingdom. Two other computer services companies -- Ciber and Keane -- have also reaped the rewards of strong demand for their services. Both companies provide comprehensive technical support as well as tools to help companies fix year 2000 glitches. On the software side of the equation, Peregrine Systems, Inc. and Platinum Technology provide tools to automate the management of complex information systems.

* TELECOMMUNICATIONS STOCKS THRIVE ON LOOSENED RESTRICTIONS

For some time now, we have discussed the positive effects of the Telecommunications Act of 1996 on media and communications stocks. The legislation, which loosened many industry restrictions, has contributed to the success of many emerging-growth companies in the fund's portfolio. Of particular note, once again, are competitive local exchange carriers, or CLECs. These companies compete with larger providers, such as the Bell Operating Companies, in local markets. As a result of the Telecommunications Act, CLECs have been able to enter these markets on a much wider basis. The number of CLECs entering the market is increasing rapidly, resulting in a new wave of competition.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Compuware Corp.
Computer software

Keane, Inc.
Computer services

Chancellor Media Corp.
Broadcasting

Williams-Sonoma, Inc.
Retail

Safeskin Corp.
Medical supplies and devices

Electronic Arts, Inc.
Computer software

Outdoor Systems, Inc.
Advertising

Lamar Advertising Co.
Advertising

NEXTLINK Communications, Inc.
Telecommunications services

Uniphase Corp.
Telecommunications equipment

These holdings represent 26.5% of the fund's net assets as of 7/31/98. Portfolio holdings will vary over time.


McLeodUSA, Inc., a telecommunications services company in the Midwest, increased its local telephone lines by 145% in the second quarter of 1997 alone. The company continues to capture business from the existing telephone companies in local markets and is adding miles of new fiber-optic lines in preparation for more new customers.

Nextlink Communications is another CLEC that is rapidly increasing its telephone lines to keep up with an onslaught of new customers. Intermedia Communications, yet another impressive player in the CLEC market, has one of the best data networks in the United States.

* LOOKING TO FISCAL '99 WITH OPTIMISM

We enter fiscal 1999 prepared for more market turbulence, and yet we are optimistic about the positioning of the fund's portfolio. We believe small-cap growth stocks - with their attractive valuations and fundamental strengths - are poised for a rebound. Of course, the recovery time for these stocks cannot be predicted. After much practice in patiently waiting for the emerging-growth sector to deliver more powerful returns, we are prepared to wait some more. We'll continue to rely on our bottom-up process of stock selection, in which we carefully analyze individual stocks rather than investing solely based on overall trends. And finally, we expect to minimize the fund's exposure to troubled foreign markets while keeping an eye on the long-term growth potential of the fund's holdings.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/98, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.




Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam OTC & Emerging Growth Fund is designed for investors seeking above-average growth potential through investments in common stocks of small- to medium-sized emerging growth companies.


TOTAL RETURN FOR PERIODS ENDED 7/31/98
                               Class A           Class B           Class M
Inception date                (11/1/82)         (7/15/93)          (12/2/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                       8.30%    2.06%    7.51%    2.51%    7.73%    3.98%
------------------------------------------------------------------------------
5 years                    134.06   120.68   125.92   123.92   128.14   120.08
Annual average              18.54    17.15    17.70    17.49    17.93    17.09
------------------------------------------------------------------------------
10 years                   391.89   363.61   354.33   354.33   365.36   349.07
Annual average              17.27    16.58    16.34    16.34    16.62    16.21
------------------------------------------------------------------------------
Life of fund              1539.74  1445.46  1328.53  1328.53  1384.72  1332.76
Annual average              19.43    18.99    18.39    18.39    18.68    18.42
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/98

                                  Russell 2000      Russell        Consumer
                                  Growth Index*   2000 Index     Price Index
----------------------------------------------------------------------------
1 year                               -1.32%          2.31%           1.68%
----------------------------------------------------------------------------
5 years                              72.53          90.76           13.02
Annual average                       11.53          13.79            2.48
----------------------------------------------------------------------------
10 years                            179.66         231.64           37.72
Annual average                       10.83          12.74            3.25
----------------------------------------------------------------------------
Life of fund                        373.34         597.29           66.19
Annual average                       10.38          13.12            3.28
----------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Putnam Management has recently undertaken a review of benchmarks for various funds. This index will replace the Russell 2000 Index as a benchmark for this fund because Putnam Management has determined that the securities tracked by this index more accurately reflect the types of securities generally held by the fund.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
7/31/88

           Funds class A     Russell 2000  Russell 2000  Consumer Price
Date       shares at POP    Growth Index      Index          Index

7/31/88         9,425          10,000         10,000         10,000
7/31/89        11,909          11,761         11,829         10,498
7/31/90        12,786          11,660         11,210         11,004
7/31/91        13,604          12,842         12,299         11,494
7/31/92        14,901          13,741         14,083         11,857
7/31/93        19,807          16,209         17,386         12,187
7/31/94        20,764          16,416         18,187         12,524
7/31/95        31,420          21,960         22,731         12,870
7/31/96        36,798          22,624         24,301         13,249
7/31/97        42,807          28,336         32,416         13,545
7/31/98       $46,361         $27,966        $33,164        $13,772

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $45,433 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $46,536 ($44,907 at public offering price).



PRICE AND DISTRIBUTION INFORMATION
12 months ended 7/31/98
                                Class A            Class B         Class M
------------------------------------------------------------------------------
Distributions (number)*
------------------------------------------------------------------------------
Share value:                 NAV      POP            NAV         NAV      POP
------------------------------------------------------------------------------
7/31/97                    $16.02   $17.00         $15.45      $15.78   $16.35
------------------------------------------------------------------------------
7/31/98                     17.35    18.41          16.61       17.00    17.62
------------------------------------------------------------------------------

* The fund did not make any distributions during this fiscal period.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                Class A           Class B           Class M
Inception date                 (11/1/82)         (7/15/93)         (12/2/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      25.48%   18.30%   24.62%   19.62%   24.78%   20.38%
------------------------------------------------------------------------------
5 years                    157.60   142.88   148.34   146.34   151.01   142.24
Annual average              20.83    19.42    19.95    19.76    20.21    19.36
------------------------------------------------------------------------------
10 years                   403.59   374.64   364.93   364.93   376.01   359.35
Annual average              17.55    16.85    16.61    16.61    16.89    16.47
------------------------------------------------------------------------------
Life of fund              1677.73  1575.51  1449.80  1449.80  1509.61  1453.28
Annual average              20.17    19.72    19.13    19.13    19.41    19.14
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Russell 2000 Index* is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks.

Russell 2000 Growth Index* is composed of those Russell 2000 securities with a greater-than-average growth orientation.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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Report of independent accountants
For the fiscal year ended July 31, 1998


To the Trustees and Shareholders of
Putnam OTC & Emerging Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam OTC & Emerging Growth Fund (the "fund") at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 10, 1998




Portfolio of investments owned
July 31, 1998


COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,073,194  Lamar Advertising Co. (NON)                                                            $   78,910,947
          3,289,882  Outdoor Systems, Inc. (NON)                                                                83,891,991
                                                                                                            --------------
                                                                                                               162,802,938

Apparel (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            261,800  Bebe Stores, Inc. (NON)                                                                     4,941,475
            502,978  North Face, Inc. (The) (NON)                                                                8,487,754
            952,300  Stage Stores, Inc. (NON)                                                                   24,224,131
            985,999  Timberland Co. (The) Class A (NON)(AFF)                                                    63,596,936
                                                                                                            --------------
                                                                                                               101,250,296

Beverages (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             87,650  Celestial Seasonings, Inc. (NON)                                                            3,933,294

Broadcasting (5.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,392,604  Chancellor Media Corp. (NON)                                                              115,443,143
            592,900  Citadel Communications Corp. (NON)                                                         13,043,800
            532,866  Clear Channel Communications, Inc. (NON)                                                   29,940,408
            432,900  Heftel Broadcasting Corp. Class A (NON)                                                    17,640,675
            748,000  Sinclair Broadcast Group, Inc. Class A (NON)                                               19,588,250
            746,664  Univision Communications Inc. Class A (NON)                                                27,253,236
                                                                                                            --------------
                                                                                                               222,909,512

Business Services (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            119,568  Abacus Direct Corp. (NON)                                                                   5,141,424
            792,500  Data Dimensions, Inc. (NON)(AFF)                                                           11,540,781
            914,550  Renaissance Worldwide, Inc.                                                                13,832,569
             39,600  Rental Service Corp. (NON)                                                                  1,252,350
            589,000  Robert Half International, Inc. (NON)                                                      31,364,250
                                                                                                            --------------
                                                                                                                63,131,374

Computer Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Pinnacle Systems, Inc. (NON)                                                                6,175,000

Computer Services (10.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,658,300  Ciber, Inc. (NON)                                                                          55,967,625
          2,358,951  Complete Business Solutions, Inc. (NON)(AFF)                                               65,166,021
          1,295,957  Computer Management Sciences (NON)(AFF)                                                    31,426,957
            777,700  ECsoft Group PLC ADR (United Kingdom) (NON)(AFF)                                           26,344,588
          2,152,775  Information Management Resources, Inc. (NON)(AFF)                                          57,048,538
             58,000  Intelligroup                                                                                1,195,044
          2,206,511  Keane, Inc. (NON)                                                                         118,875,780
            438,000  Pegasus Systems, Inc. (NON)                                                                 8,513,625
            990,900  Romac International, Inc. (NON)                                                            25,515,675
            796,100  SPR Inc. (NON)(AFF)                                                                        26,470,325
            378,300  Whittman-Hart, Inc. (NON)                                                                  17,425,444
                                                                                                            --------------
                                                                                                               433,949,622

Computer Software (16.6%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Advent Software, Inc.                                                                      10,950,000
            851,378  Aspect Development, Inc. (NON)(AFF)                                                        51,934,058
            536,500  Citrix Systems, Inc. (NON)                                                                 34,168,344
          4,313,346  Compuware Corp. (NON)                                                                     232,111,932
            381,608  Concord Communications, Inc.                                                               13,165,476
          1,724,066  Electronic Arts, Inc. (NON)                                                                87,334,718
             10,100  ISS Group, Inc. (NON)                                                                         469,650
            815,300  Legato Systems, Inc. (NON)                                                                 35,465,550
            883,471  Midway Games Inc. (NON)                                                                    13,086,414
            550,600  New Era of Networks, Inc. (NON)                                                            20,096,900
          1,292,000  Peregrine Systems, Inc. (NON)(AFF)                                                         43,928,000
          1,024,100  Platinum Technology Inc.                                                                   32,355,159
            248,160  Remedy Corp. (NON)                                                                          2,962,410
          1,046,400  TSI International Software, Ltd. (NON)(AFF)                                                24,067,200
          1,866,318  Viasoft, Inc. (NON)(AFF)                                                                   24,028,844
          1,312,037  Visual Networks, Inc. (NON)(AFF)                                                           35,096,990
            796,000  Walker Interactive Systems, Inc. (NON)(AFF)                                                 8,457,500
                                                                                                            --------------
                                                                                                               669,679,145

Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            310,126  Central Parking Corp.                                                                      15,564,449
            299,454  MemberWorks Inc. (NON)                                                                      8,908,757
                                                                                                            --------------
                                                                                                                24,473,206

Education Services (4.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,088,000  CBT Group PLC ADR (Ireland) (NON)                                                          63,104,000
          1,180,000  Computer Learning Centers, Inc. (NON)(AFF)                                                 32,892,500
          1,667,103  Education Management Corp. (NON)(AFF)                                                      61,682,811
            805,840  Strayer Education, Inc. (AFF)                                                              23,570,820
                                                                                                            --------------
                                                                                                               181,250,131

Electric Utilities (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,840,500  Independent Energy Holdings PLC (United Kingdom) (NON)                                     14,033,813

Energy-Related (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            321,000  CalEnergy, Inc. (NON)                                                                       8,727,188
            420,000  KTI, Inc. (NON)                                                                            10,080,000
                                                                                                            --------------
                                                                                                                18,807,188

Entertainment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  Coach USA, Inc. (NON)                                                                       8,768,438

Environmental Control (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            425,200  American Disposal Services, Inc. (NON)                                                     16,317,050
            500,000  Eastern Environmental Services, Inc. (NON)                                                 16,906,250
                                                                                                            --------------
                                                                                                                33,223,300

Financial Services (4.2%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Finova Group, Inc. (The)                                                                    9,140,625
          1,210,700  FIRSTPLUS Financial Group, Inc. (NON)                                                      47,217,300
          1,133,600  Franchise Mortgage Acceptance Co. (NON)                                                    28,198,300
            255,800  HealthCare Financial Partners, Inc. (NON)                                                  12,790,000
            991,900  Resource America, Inc. (AFF)                                                               36,328,338
          2,147,542  Sirrom Capital Corp. (AFF)                                                                 33,421,122
             45,500  TeleBanc Financial Corp. (NON)                                                                944,125
                                                                                                            --------------
                                                                                                               168,039,810

Food and Beverages (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            721,000  Hain Food Group, Inc. (The) (NON)(AFF)                                                     14,510,125
             70,100  Natrol, Inc. (NON)                                                                          1,156,650
            936,200  Twinlab Corp. (NON)                                                                        38,852,300
            269,602  Whole Foods Market, Inc. (NON)                                                             14,625,909
                                                                                                            --------------
                                                                                                                69,144,984

Health Care (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,834,978  Concentra Managed Care, Inc.                                                               42,204,494
            372,000  SteriGenics International, Inc. (NON)                                                       7,719,000
                                                                                                            --------------
                                                                                                                49,923,494

Health Care Information Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            285,000  DAOU Systems, Inc. (NON)                                                                    5,913,750
            639,654  First Consulting Group, Inc. (NON)                                                         17,750,399
                                                                                                            --------------
                                                                                                                23,664,149

Information Systems (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,282,700  Mastech Corp. (NON)                                                                        30,624,463

Insurance (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            420,000  Inspire Insurance Solutions, Inc. (NON)                                                    14,700,000

Lodging (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,228,854  Extended Stay America, Inc. (NON)                                                          12,211,737
            500,450  Four Seasons Hotels, Inc. (Canada)                                                         15,138,613
            686,729  Prime Hospitality Corp. (NON)                                                               9,742,968
            194,900  Promus Hotel Corp. (NON)                                                                    7,333,113
                                                                                                            --------------
                                                                                                                44,426,431

Medical Management Services (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            494,350  Pediatrix Medical Group, Inc. (NON)                                                        18,970,681
            841,010  Renal Care Group, Inc. (NON)                                                               34,481,410
          2,180,535  Total Renal Care Holdings, Inc. (NON)                                                      66,370,034
                                                                                                            --------------
                                                                                                               119,822,125

Medical Supplies and Devices (6.2%)
--------------------------------------------------------------------------------------------------------------------------
            369,000  Arterial Vascular Engineering, Inc. (NON)                                                  14,575,500
            426,600  Cooper Companies, Inc. (NON)                                                               13,571,213
            700,000  Cyberonics, Inc. (NON)                                                                      9,712,500
            178,052  Henry Schein, Inc. (NON)                                                                    8,568,753
          1,067,100  NCS HealthCare, Inc. Class A (NON)(AFF)                                                    30,879,206
            581,100  Perclose, Inc. (NON)(AFF)                                                                  13,873,763
            500,000  Sabratek Corp. (NON)                                                                       10,812,500
          2,585,400  Safeskin, Corp. (NON)                                                                      97,114,088
            200,000  Sofamor Danek Group, Inc. (NON)                                                            17,025,000
            400,000  Steris Corp. (NON)                                                                         24,400,000
            420,000  Ventana Medical Systems, Inc. (NON)                                                        10,211,250
                                                                                                            --------------
                                                                                                               250,743,773

Networking (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            534,300  Exodus Communications, Inc. (NON)                                                          17,832,263

Oil and Gas (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            448,800  Cal Dive International, Inc.                                                                9,565,050
          1,500,600  Newpark Resources, Inc. (NON)                                                              13,880,550
            574,600  Varco International, Inc. (NON)                                                             9,121,775
                                                                                                            --------------
                                                                                                                32,567,375

Pharmaceuticals and Biotechnology (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            968,800  Coulter Pharmaceutical, Inc. (AFF)                                                         25,309,900
            369,500  Medicis Pharmaceutical Corp. Class A (NON)                                                 13,209,625
            164,900  Medimmune, Inc. (NON)                                                                       9,693,028
          1,093,200  NBTY, Inc. (NON)                                                                           18,106,125
            375,000  Serologicals Corp.                                                                         11,531,250
                                                                                                            --------------
                                                                                                                77,849,928

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            352,800  Peterson Companies, Inc. Class A (NON)                                                     11,289,600

Recreation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            274,455  International Speedway Corp. Class A (NON)                                                  8,782,560

Restaurants (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            762,000  Dave & Buster's, Inc. (NON)(AFF)                                                           16,764,000
            395,347  Papa Johns International, Inc. (NON)                                                       13,688,890
                                                                                                            --------------
                                                                                                                30,452,890

Retail (7.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,372,834  Bed Bath & Beyond, Inc. (NON)                                                              59,203,466
          2,541,000  Linens 'N Things, Inc. (AFF)                                                               71,465,625
          1,569,500  Michaels Stores, Inc. (AFF)                                                                51,401,125
            500,000  Rent-Way, Inc.                                                                             13,687,500
          3,292,800  Williams-Sonoma, Inc. (NON)(AFF)                                                          108,868,200
                                                                                                            --------------
                                                                                                               304,625,916

Semiconductors (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            803,900  Galileo Technology Ltd. (Israel) (NON)                                                      8,692,169
            292,273  QLogic Corp. (NON)                                                                         16,915,300
                                                                                                            --------------
                                                                                                                25,607,469

Specialty Consumer Products (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,157,620  Central Garden and Pet Co. (NON)                                                           26,769,963
          2,103,647  Guitar Center, Inc. (NON)(AFF)                                                             55,483,690
            494,300  Rexall Sundown, Inc. (NON)                                                                 14,921,681
                                                                                                            --------------
                                                                                                                97,175,334

Telecommunication Equipment (6.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,138,466  Advanced Fibre Communications (NON)                                                        62,573,166
            738,430  Geo Tel Communications Corp. (NON)(AFF)                                                    32,860,169
          2,751,933  Premisys Communications, Inc. (NON)(AFF)                                                   47,470,844
          1,915,000  Tekelec (NON)                                                                              38,300,000
          1,454,594  Uniphase Corp. (NON)                                                                       72,729,700
                                                                                                            --------------
                                                                                                               253,933,879

Telecommunication Services (7.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,392,200  E. Spire Communications, Inc. (NON)(AFF)                                                   47,844,000
          1,926,182  Intermedia Communications, Inc. (NON)                                                      71,268,736
          1,457,527  McLeodUSA, Inc. Class A (NON)                                                              54,475,072
          1,068,500  Metromedia Fiber Network, Inc. Class A (NON)                                               59,969,563
          2,008,100  NEXTLINK Communications, Inc. Class A (NON)                                                74,550,713
                                                                                                            --------------
                                                                                                               308,108,084

Telephone Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            803,600  RSL Communications, Ltd. Class A (NON)                                                     31,742,200

Wireless Communications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            713,400  American Tower Corp. Class A                                                               17,121,600
            483,000  ICG Communications, Inc. (NON)                                                             14,248,500
                                                                                                            --------------
                                                                                                                31,370,100
                                                                                                            --------------
                     Total Common Stocks  (cost $3,149,826,522)                                             $3,946,814,084

SHORT-TERM INVESTMENTS (2.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Diageo Capital Plc for an effective yield of 5.67%,
                       August 3, 1998                                                                       $   49,984,250
         25,000,000  Federal Home Loan Mortgage Corp. for an effective yield
                       of 5.44%, August 27, 1998                                                                24,901,778
         25,000,000  Scotiabanc, Inc. for an effective yield of 5.52%, August 4, 1998                           24,988,499
                                                                                                            --------------
                     Total Short-Term Investments  (cost $99,874,527)                                       $   99,874,527
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,249,701,049) (b)                                            $4,046,688,611
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,040,552,687.

  (b) The aggregate identified cost on a tax basis is $3,271,607,328, resulting in gross unrealized appreciation and depreciation of $1,031,644,368 and $256,563,085, respectively, or net unrealized appreciation of $775,081,283.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1998

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,249,701,049) (Note 1)                                        $4,046,688,611
-----------------------------------------------------------------------------------------------
Cash                                                                                  9,740,062
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                          34,655
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                9,803,693
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       45,142,833
-----------------------------------------------------------------------------------------------
Total assets                                                                      4,111,409,854

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     43,011,350
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           23,133,794
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,987,856
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              528,159
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            64,801
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,885
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,844,301
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  284,021
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    70,857,167
-----------------------------------------------------------------------------------------------
Net assets                                                                       $4,040,552,687

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,131,403,825
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                112,161,300
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          796,987,562
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $4,040,552,687

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,478,339,873 divided by 142,860,010 shares)                                           $17.35
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.35)*                                  $18.41
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,231,504,316 divided by 74,161,277 shares)**                                          $16.61
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($231,452,423 divided by 13,618,308 shares)                                              $17.00
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.00)*                                  $17.62
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($99,256,075 divided by 5,685,130 shares)                                                $17.46
-----------------------------------------------------------------------------------------------

  * On single retail sale of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1998

Investment income:
-----------------------------------------------------------------------------------------------
Dividends (including dividend income of $2,201,301
from investments in affiliated issuers)(Note 5)                                    $  2,357,819
-----------------------------------------------------------------------------------------------
Interest                                                                              7,925,466
-----------------------------------------------------------------------------------------------
Total investment income                                                              10,283,285

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     21,485,223
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        7,189,841
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        95,571
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         35,092
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 6,040,503
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                12,195,990
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,573,106
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 133,894
-----------------------------------------------------------------------------------------------
Auditing                                                                                107,432
-----------------------------------------------------------------------------------------------
Legal                                                                                    34,181
-----------------------------------------------------------------------------------------------
Postage                                                                                 209,096
-----------------------------------------------------------------------------------------------
Other                                                                                   313,761
-----------------------------------------------------------------------------------------------
Total expenses                                                                       49,413,690
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,358,313)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         48,055,377
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (37,772,092)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3, and 5) (including realized
gain of $32,926,330 on sales of investments in affiliated issuers)                  416,773,342
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                          (81,123,514)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             335,649,828
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $297,877,736
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended July 31
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                             $   (37,772,092) $  (30,033,138)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             416,773,342    (297,209,612)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           (81,123,514)    775,855,044
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                297,877,736     448,612,294
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --    (126,228,370)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (62,425,045)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (7,461,879)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --      (5,475,224)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    74,433,423   1,239,292,050
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        372,311,159   1,486,313,826

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 3,668,241,528   2,181,927,702
---------------------------------------------------------------------------------------------------------------
End of year (accumulated net investment loss
of $-- and $6,175, respectively)                                                 $4,040,552,687  $3,668,241,528
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                          Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $16.02           $14.80           $14.17           $10.15           $10.72
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (.12)            (.12)(c)         (.08)(c)         (.07)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.45             2.42             2.42             4.95              .69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.33             2.30             2.34             4.88              .63
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                    --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $17.35           $16.02           $14.80           $14.17           $10.15
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)                     8.30            16.33            17.12            51.32             4.83
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,478,340       $2,271,206       $1,479,770         $730,188         $412,706
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                           1.00             1.16             1.11             1.14             1.16
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.70)            (.79)            (.53)            (.62)            (.97)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             106.29           112.84           199.52           116.10            76.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                           Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $15.45           $14.41           $13.92           $10.06           $10.70
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (.24)            (.22)(c)         (.20)(c)         (.10)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.40             2.34             2.40             4.82              .63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.16             2.12             2.20             4.72              .56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                    --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $16.61           $15.45           $14.41           $13.92           $10.06
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)                     7.51            15.49            16.37            50.13             4.15
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,231,504       $1,116,849         $641,576         $160,197          $42,115
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                           1.75             1.91             1.89             1.90             1.94
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                           (1.45)           (1.55)           (1.29)           (1.37)           (1.71)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             106.29           112.84           199.52           116.10            76.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Dec. 2, 1994+
operating performance                                                          Year ended July 31                  to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $15.78           $14.66           $14.11           $11.10
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (.20)(c)         (.19)(c)         (.16)(c)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.42             2.39             2.42             3.92
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.22             2.20             2.26             3.87
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                     --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $17.00           $15.78           $14.66           $14.11
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)                                      7.73            15.78            16.58            37.79*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $231,452         $177,325          $60,432           $3,111
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                            1.50             1.66             1.68             1.10*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                            (1.20)           (1.30)           (1.06)            (.66)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              106.29           112.84           199.52           116.10
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       July 12, 1996+
operating performance                                                                   Year ended July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $16.08           $14.81           $15.65
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                    (.08)            (.09)(c)           --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             1.46             2.44             (.84)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.38             2.35             (.84)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                                      --            (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                      --            (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $17.46           $16.08           $14.81
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)                                                       8.58            16.67            (5.37)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $99,256         $102,862             $150
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                              .75              .91              .07*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                              (.46)            (.53)            (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               106.29           112.84           199.52
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
July 31, 1998


Note 1
Significant accounting policies

Putnam OTC & Emerging Growth (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of emerging growth companies listed on securities exchanges.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds and other certain accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include permanent differences of net operating loss and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1998, the fund reclassified $37,778,267 to decrease accumulated net investment loss and $37,778,267 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1998, fund expenses were reduced by $1,358,313 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,500 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,166,732 and $48,261 from the sale of class A and class M shares, respectively and received $2,687,613 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $79,981 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $4,033,618,500 and $4,038,249,787 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    143,892,543     $2,407,650,178
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                               143,892,543      2,407,650,178

Shares
repurchased                                   (142,804,696)    (2,391,464,794)
-----------------------------------------------------------------------------
Net increase                                     1,087,847     $   16,185,384
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    274,298,211     $4,041,789,135
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,111,312        117,046,198
-----------------------------------------------------------------------------
                                               282,409,523      4,158,835,333

Shares
repurchased                                   (240,605,584)    (3,529,210,130)
-----------------------------------------------------------------------------
Net increase                                    41,803,939     $  629,625,203
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     41,295,474       $669,049,473
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                41,295,474        669,049,473

Shares
repurchased                                    (39,437,588)      (638,068,530)
-----------------------------------------------------------------------------
Net increase                                     1,857,886       $ 30,980,943
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     58,586,365       $846,936,133
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,972,999         55,502,794
-----------------------------------------------------------------------------
                                                62,559,364        902,438,927

Shares
repurchased                                    (34,785,967)      (495,363,581)
-----------------------------------------------------------------------------
Net increase                                    27,773,397       $407,075,346
-----------------------------------------------------------------------------

                                                          Year ended
                                                         July 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     13,427,257       $222,524,852
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                13,427,257        222,524,852

Shares
repurchased                                    (11,049,177)      (183,251,875)
-----------------------------------------------------------------------------
Net increase                                     2,378,080       $ 39,272,977
-----------------------------------------------------------------------------

                                                          Year ended
                                                         July 31, 1997
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     15,669,638       $227,790,748
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      503,305          7,172,101
-----------------------------------------------------------------------------
                                                16,172,943        234,962,849

Shares
repurchased                                     (9,054,630)      (130,538,624)
-----------------------------------------------------------------------------
Net increase                                     7,118,313       $104,424,225
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,752,755        $30,130,138
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,752,755         30,130,138

Shares
repurchased                                     (2,463,763)       (42,136,019)
-----------------------------------------------------------------------------
Net decrease                                      (711,008)      $(12,005,881)
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1997
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,763,874       $116,857,479
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      378,646          5,475,224
-----------------------------------------------------------------------------
                                                 8,142,520        122,332,703

Shares
repurchased                                     (1,756,477)       (24,165,427)
-----------------------------------------------------------------------------
Net increase                                     6,386,043       $ 98,167,276
-----------------------------------------------------------------------------

Note 5


Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                                 Purchase              Sales           Dividend             Market
Name                                                 cost               cost             Income              Value
------------------------------------------------------------------------------------------------------------------

Advanced Health Corp.                        $ 18,858,986       $ 18,858,986                $--                $--
Advanced Lighting
 Technologies, Inc.                                    --         22,497,750                 --                 --
Aetrium, Inc.                                   4,160,963         11,736,019                 --                 --
Aspect Development, Inc.                       13,997,775                 --                 --         51,934,058
Assisted Living Concepts, Inc.                         --          7,946,933                 --                 --
Asyst Technologies, Inc.                       53,858,927         53,858,927                 --                 --
Benchmarq Micro
 Electronics, Inc.                              8,185,442         19,028,026                 --                 --
Brooks Automation, Inc.                        24,372,059         24,372,059                 --                 --
Budget Group Inc.                              13,110,202         37,644,710                 --                 --
Caribiner International., Inc.                  5,071,972         39,431,012                 --                 --
Central Garden & Pet Co.                       12,936,944          8,577,846                 --         26,769,963
Citrix Systems                                 36,213,889         58,924,514                 --         34,168,344
Claremont Technology Group                             --         12,678,620                 --                 --
Coldwater Creek, Inc.                           3,685,001         15,488,761                 --                 --
Complete Business Solutions, Inc.              48,588,138          5,214,375                 --         65,166,021
Computer Learning
 Centers, Inc.                                 10,876,446          1,820,754                 --         32,892,500
Computer Management
 Sciences                                              --                 --                 --         31,426,957
Cooper Companies, Inc.                         26,980,006         35,894,973                 --         13,571,213
Cotelligent Group, Inc.                                --         14,596,407                 --
Coulter Pharmaceuticals, Inc.                  23,568,149                 --                 --         25,309,900
Creedence Systems Corp.                        27,684,661         43,146,555                 --                 --
Data Dimensions, Inc.                          12,681,990                 --                 --         11,540,781
Dave & Buster's, Inc.                          11,986,252          1,670,949                 --         16,764,000
Discreet Logic, Inc.                            3,305,061         30,519,525                 --                 --
Dollar Thrifty Automotive
 Group                                         33,259,284         33,259,284                 --                 --
ECsoft Group PLC ADR                           17,597,434                 --                 --         26,344,588
Education Management Corp.                     21,335,019                 --                 --         61,682,811
Encad, Inc.                                            --         25,484,764                 --                 --
E. Spire Communications, Inc.                  29,653,010                 --                 --         47,844,000
Evolving Systems                               23,169,610         23,169,610                 --                 --
Fine Host Corp.                                        --         19,949,659                 --                 --
First Consulting Group, Inc                    16,800,600          5,171,453                 --         17,750,399
FIRSTPLUS Financial
 Group, Inc.                                   26,554,745         27,358,263                 --         42,217,300
Flextronics Intl Ltd.                          41,993,797         54,508,040                 --                 --
Forrester Research, Inc.                               --          9,840,428                 --                 --
Gallileo Technologies, Ltd.                    42,282,224         17,961,316                 --          8,692,169
Geo Tel Communications
 Corp.                                         24,894,427                 --                 --         32,860,169
Guitar Center, Inc.                            34,367,726                 --                 --         55,483,690
Hain Food Group, Inc. (The)                    13,420,395                 --                 --         14,510,125
Helix Technology Corp.                         33,496,581         33,496,581            231,546                  --
Information Management
 Resources, Inc.                               26,314,170          3,737,500                 --         57,048,538
Integrated Process
 Equipment Corp.                               50,485,912         50,485,912                 --                 --
Linens 'N Things, Inc.                         42,896,430         10,496,030                 --         71,465,625
Metzler Group, Inc.                                    --         22,185,100                 --                 --
Michaels Stores, Inc.                          51,647,284                 --                 --         51,401,125
Micrel, Inc.                                           --         18,993,831                 --                 --
Micro Focus ADR                                38,945,109         48,993,804                 --                 --
National Surgery Centers, Inc.                 14,832,003         32,391,023                 --                 --
NCS Healthcare Inc. Class A                    34,479,030         20,301,643                 --         30,879,206
North Face, Inc. (The)                          8,683,437         11,819,832                 --          8,487,754
Perclose                                       16,021,882                 --                 --         13,873,763
Peregrine Systems, Inc.                        27,635,775                 --                 --         43,928,000
Photronics, Inc.                               41,111,383         43,842,633                 --                 --
Pinnacle Systems, Inc.                          2,066,400          5,918,192                 --          6,175,000
Premisys Communications,
 Inc.                                          46,201,146          4,296,077                 --         47,470,844
Renaissance Solutions, Inc.                            --         18,359,559                 --                 --
Resource America, Inc.                         23,328,237                 --             16,930         36,328,338
Safeskin, Corp.                                75,802,982          3,586,688                 --         97,114,088
Simulation Sciences                            14,514,923         14,514,923                 --                  -
Sirrom Capital Corp.                           26,231,746                 --          1,752,347         33,421,122
Southern Pacific
 Funding Corp.                                         --         23,709,226                 --                 --
SPR Inc                                        22,743,223                 --                 --         26,470,325
Spine-Tech, Inc.                               34,002,232         34,002,232                 --                 --
Strayer Education, Inc.                         2,786,875          7,644,237            200,478         23,570,820
Technology Solutions, Inc.                             --         52,682,945                 --                 --
Timberland Co. (The) Class A                   84,004,014         21,624,069                 --         63,596,936
Triquint Semiconductor, Inc.                   20,533,758         20,533,758                 --                 --
TSI International
 Software, Ltd.                                21,433,481                 --                 --         24,067,200
Viasoft, Inc.                                  41,657,810         26,675,035                 --         24,028,844
Visual Networks, Inc.                          29,729,339                 --                 --         35,096,990
Walker Interactive
 Systems, Inc.                                 20,167,244          4,433,417                 --          8,457,500
Wesley Jessen
 VisionCare, Inc.                              29,047,481         29,047,481                 --                 --
Whittman-Hart, Inc.                             2,022,500         15,502,704                 --         17,425,444
Williams-Sonoma, Inc.                          59,530,863          3,625,007                 --        108,868,200
------------------------------------------------------------------------------------------------------------------
 Totals                                    $1,627,804,384     $1,263,509,957         $2,201,301     $1,446,104,650
------------------------------------------------------------------------------------------------------------------




Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $134,067,578 as a 20% capital gain, for its taxable year ended July 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Michael J. Mufson
Vice President and Fund Manager

Steven L. Kirson
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------

AN014-45523  024/227/673/2BB  9/98



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
Supplement to annual Report dated 7/31/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return
for periods ended 7/31/98:                              NAV

1 year                                                   8.58%
5 years                                                135.51
Annual average                                          18.69
10 years                                               394.94
Annual average                                          17.34
Life of fund (since class A inception, 11/1/82)       1549.49
Annual average                                          19.48

Share value:                                            NAV

7/31/97                                                $16.08
7/31/98                                                $17.46
---------------------------------------------------------------------------
Distributions:      No.      Income        Capital gains        Total
                    --         --                --               --
---------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.